(Vanguard LifeStrategy Moderate Growth Fund Annuity) (Vanguard LifeStrategy Moderate Growth Fund, Vanguard LifeStrategy Moderate Growth Fund - Investor Shares)	18 Months Ended
Apr. 30, 2013
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.16%